Operations and principal activities - Agreements (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
VIEs and VIEs Subsidiaries | Exclusive Call Option Agreement
Variable Interest Entity [Line Items]
Purchase price		¥ 0.01
VIEs and VIEs Subsidiaries | Equity Interest Pledge Agreement
Variable Interest Entity [Line Items]
Percentage of equity interest pledged from the shareholders		100.00%
VIEs and VIEs Subsidiaries | Exclusive business cooperation agreements
Variable Interest Entity [Line Items]
Service fee		¥ 436,321	¥ 194,811	¥ 18,868
Beijing So-Young Technology Co., Ltd. ("Beijing So-Young") | Beijing So-Young Wanwei Technology Consulting Co., Ltd. ("So-Young Wanwei")
Variable Interest Entity [Line Items]
Proxy equity interests (as a percent)	100.00%